Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include those related to revenue recognition; stock-based compensation; valuation of deferred taxes; income tax uncertainties; and the useful lives of property and equipment.

Cash and Cash Equivalents, Policy [Policy Text Block]
(b)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. Although the Company deposits its cash and cash equivalents with multiple financial institutions, its deposits, at times, may exceed federally insured limits. Cash equivalents were $1.9 million and $2.7 million for December 31, 2013 and 2012.

Receivables, Policy [Policy Text Block]
(c)	Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest.  A single customer represented 100% of license and milestone revenues for the years ended December 31, 2012 and 100% of research revenue for the years ended December 31, 2012.

The Company maintains an allowance for doubtful accounts for estimated losses. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and their customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company had no write-offs in 2013 and 2012 and the Company did not record an allowance for doubtful accounts as of December 31, 2013 and 2012 as there were no accounts receivable outstanding. The Company does not have any off-balance-sheet credit exposure related to its customers.

The related-party receivable represents amounts due from an employee as of December 31, 2012. The employee was current in payments as of December 31, 2012, but subsequent to year-end the employee no longer works for the Company and the balance was forgiven in February 2013.

Revenue Recognition, Policy [Policy Text Block]
(d)	Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectibility is reasonably assured. The Company recognizes up-front license fees as earned. Milestone payments are recognized upon successful completion of a performance milestone event. Contract revenues related to collaborative research and development agreements are recognized on a ratable basis as services are performed. Any amounts received in advance of performance are recorded as deferred revenue until earned.

The Company enters into arrangements with collaboration partners that sometimes involve multiple deliverables. These arrangements may contain one or more of the following elements: license and other up-front fees, contract research and development services, milestone payments and royalties. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration is allocated to the separate units of accounting based upon the relative selling price method, and appropriate revenue recognition principles are applied to each unit. When the Company determines that the arrangement should be accounted for as a single unit of accounting, revenue is recognized over the period for which performance obligations will be performed.

Up-front, nonrefundable fees and milestone payments received by the Company under license and collaboration arrangements that include future obligations, in whatever form, are recognized ratably over the expected performance period under each respective arrangement. Under these arrangements, the Company makes its best estimate of the period over which it expects to fulfill its performance obligations, which may include technology transfer assistance, research activities, clinical development activities, and manufacturing activities from development through the commercialization of the product. Given the uncertainties of these extended collaboration arrangements, significant judgment is required to determine the duration of the performance period. For license and collaboration arrangements where no future performance obligations exist, up-front, nonrefundable fees and milestone payments are recognized when received. Any amounts received in advance of performance are recorded as deferred revenue until recognized.

The Company may provide research and development services under collaboration arrangements to advance the development of jointly owned products. The Company records the expenses incurred and reimbursed on a net basis.

Property, Plant and Equipment, Policy [Policy Text Block]
(e)	Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Maintenance and repairs that do not extend the life or improve the asset are expensed in the year incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are five years for laboratory and office equipment, three years for computer equipment and software, and seven years for furniture and fixtures.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(f)	Accounting for Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets held for sale are reported at the lower of the carrying amount, or fair value, less costs to sell.

Income Tax, Policy [Policy Text Block]
(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided against net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of its income tax expense.

Compensation Related Costs, Policy [Policy Text Block]
(h)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards, restricted stock units and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants, which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

On January 31, 2013, the Company modified 907,336 existing time-vested and performance stock options by lowering the exercise price to $2.81. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $422,000 was recorded as a result of the modifications.  In August 2013, the Company determined that it was probable that the performance milestone related to these unvested stock options and restricted stock awards would occur. As a result, the remaining compensation expense between the date the milestone became probable and the expected milestone date of February 2014 is being recognized ratably over that period.

 The Company uses the Black-Scholes model to compute the estimated fair value of stock option awards. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and members of the board of directors are expected to hold their options prior to exercise (expected term), (iii) expected dividend yield on the Common Stock, and (iv) risk-free interest rates. Stock-based compensation expense also includes an estimate, which is made at the time of grant, of the number of awards that are expected to be forfeited. This estimate is revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation cost that has been expensed in the statements of operations amounted to $979,000 and $127,000 for the years ended December 31, 2013 and 2012, allocated as follows:

	Years ended December 31,
	2013	2012
Research and development	$303,177	$40,414
General and administrative	675,974	87,074
	$979,151	$127,488

In 2013, the Company issued 354,027 stock options, 15,000 restricted stock units and 12,000 restricted stock awards.  In 2012, the Company did not issue any stock-based compensation awards.

Key assumptions used in the determination of the fair value of stock options granted are as follows:

Expected Term: The expected term represents the period that the stock-based awards are expected to be outstanding. Due to limited historical experience of similar awards, the expected term was estimated using the simplified method in accordance with the provisions of Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, for awards with stated or implied service periods. The simplified method defines the expected term as the average of the contractual term and the vesting period of the stock option. For awards with performance conditions, and that have the contractual term to satisfy the performance condition, the contractual term was used.

Risk-Free Interest Rate: The risk-free interest rate used was based on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term.

Expected Dividend: The expected dividend assumption is based on management’s current expectation about the Company’s anticipated dividend policy. The Company does not anticipate declaring dividends in the foreseeable future.

Expected Volatility: Since the Company does not have sufficient trading history, the volatility factor was based on the average of similar public companies. When selecting similar companies, the Company considered the industry, stage of life cycle, size, and financial leverage.

No stock options were granted in 2012. For options granted in 2013, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2013
Expected term	5.88 years
Risk-free interest rate	1.38%
Expected dividend yield	—
Expected volatility	68.27%

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Stock Compensation requires the Company to recognize compensation expense for the portion of options that are expected to vest. Therefore, the Company applied estimated forfeiture rates that were derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.

As of December 31, 2013, there was $1.0 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s stock option plan. That cost is expected to be recognized over a weighted average period of 0.91 years and will be adjusted for subsequent changes in estimated forfeitures. The weighted average fair value of share-based compensation awards granted during the year ended December 31, 2013 was approximately $2.92.

Fair Value Measurement, Policy [Policy Text Block]
(i)	Fair Value

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Quoted prices for identical instruments in active markets.

•
Level 2 Inputs: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuation in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 Inputs: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For prepaid and other current assets, related-party receivable, accounts payable, and accrued expenses, the carrying amounts approximate fair value because of the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012:

		Fair value measurements at reporting date using
	December 31,
	2013	Level 1 inputs	Level 2 inputs	Level 3 inputs

Assets:
Cash equivalents-money market funds	$1,933,480	$1,933,480	$-	$-
	$1,933,480	$1,933,480	$-	$-

		Fair value measurements at reporting date using
	December 31,
	2012	Level 1 inputs	Level 2 inputs	Level 3 inputs

Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$-	$-
	$2,686,727	$2,686,727	$-	$-

The following methods and assumptions were used to determine the fair value of each class of assets and liabilities recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2013 or 2012.

Earnings Per Share, Policy [Policy Text Block]
(j)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Net income (loss) available to common shareholders for the year ended December 31, 2013 and 2012 was calculated using the two-class method, which is an earnings (loss) allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (losses) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required since the Company’s unvested restricted stock contains non-forfeitable rights to dividends or dividend equivalents. However, unvested restricted stock grants are not included in computing basic earnings (loss) per share for periods where the Company has losses as these securities are not contractually obligated to share in losses of the Company.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, and unvested restricted stock to the extent such shares are dilutive.

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock for the years ended December 31, 2013 and 2012. The allocation of undistributed earnings (losses) to common stock in the table below excludes zero for the year ended December 31, 2013 and $85,209 of net income allocated to the participating securities for the year ended December 31, 2012.

	Years ended December 31,
	2013	2012
Basic earnings (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(10,590,106)	$3,801,696

Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790

Basic earnings (loss) per share attributable to common stock	$(1.44)	$0.85

Diluted earnings (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(10,590,106)	$3,801,696
Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790

Diluted earnings (loss) per share attributable to common stock	$(1.44)	$0.85

The computation of diluted earnings per share for the years ended December 31, 2013 and 2012 does not include the following unvested restricted stock awards, restricted stock units, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31,
	2013	2012
Stock options	1,264,345	946,281
Unvested resticted stock	103,784	99,869
Unvested resticted stock units	15,000	-
Warrants	20,467	20,467

Segment Reporting, Policy [Policy Text Block]
(l)	Segment Information

The Company is a single reportable segment engaged in research and development for the delivery of drugs using its proprietary delivery technology. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.

Consolidation, Policy [Policy Text Block]

(m)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all subsidiaries. The Company eliminates all intercompany accounts and transactions in consolidation.